Expense Example, No Redemption - Class C2 - Western Asset Short Duration Municipal Income Fund - Class C2	Jun. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	584
Expense Example, No Redemption, 10 Years	$ 1,293